Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
PRC	22,088	23,524	13,076	1,878
Non-PRC	(805)	3,801	(13,416)	(1,927)

	21,283	27,325	(340)	(49)

Components of Income Tax
Income taxes consist of:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	4,224	6,184	3,564	511
Income tax refund due to reduced tax rate	(473)	(680)	(920)	(132)
Adjustments of deferred tax assets due to change in tax rates	7	—	9	1
Deferred income tax benefit	(763)	(761)	(705)	(101)

	2,995	4,743	1,948	279

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	5,321	6,831	(85)	(12)
Effect of differing tax rates in different jurisdictions	854	493	3,299	474
Non-taxable income	(913)	(1,555)	(419)	(60)
Non-deductible expenses	653	935	2,124	305
Research and development super-deduction	(905)	(1,047)	(1,245)	(179)
Effect of PRC preferential tax rates and tax holiday	(2,095)	(2,250)	(1,327)	(191)
Effect of tax rate changes on deferred taxes	7	—	9	1
Reversal of prior year’s EIT	(579)	(616)	(1,134)	(163)
PRC withholding tax	101	553	(224)	(32)
Addition to valuation allowance	551	1,399	950	136

Taxation for the year	2,995	4,743	1,948	279

Effective tax rate	14%	17%	(573% )	(573% )

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	60.33	64.47	38.09	5.47

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances
The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Provision for doubtful receivables	252	332	48
Accrued expenses, payroll and others	4,284	4,820	692
Fixed assets depreciation	60	151	22
Net operating loss carry-forward	1,609	1,733	249
Less: valuation allowance	(3,881)	(4,843)	(696)

Deferred tax assets, net	2,324	2,193	315

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	360	275	40
Withholding tax on PRC subsidiaries’ undistributed earnings	619	1,621	233
Tax on capital gains	2,778	1,159	166
Other	342	218	31

	4,099	3,273	470